Summary of Significant Accounting Policies (Details Textual) (USD $)	3 Months Ended	12 Months Ended
	Dec. 31, 2010 Liftboat	Dec. 31, 2011 Vessel Customer	Dec. 31, 2010 Customer	Dec. 31, 2009	Mar. 31, 2010
Summary of Significant Accounting Policies (Additional Textual) [Abstract]
Number of customer accounted for major revenue		0	0
Maximum percentage of revenue for a single major customer		10.00%	10.00%
Maximum maturity of short-term investments purchased to be cash equivalents		90 days
Inventory included in inventory and other assets	$ 70,000,000	$ 83,100,000	$ 70,000,000
Finished Goods	31,400,000	39,000,000	31,400,000
Work in progress	1,400,000	2,300,000	1,400,000
Raw materials	2,200,000	5,400,000	2,200,000
Supplies and Consumables	35,000,000	36,400,000	35,000,000
Costs and estimated earnings in excess of billings included in other current assets	146,900,000	133,400,000	146,900,000
Capitalized interest on the cost of major capital projects		7,100,000	2,700,000	2,900,000
Amount of liftboat components wrote off	32,000,000	35,800,000	32,000,000
Number of components partially completed	2
Reduction in the value of property, plant and equipment		35,800,000		119,800,000
Percentage of the discounted cash flow method for estimation of fair value of reporting units		80.00%
Percentage of the public company guideline method for estimation of fair value of reporting units		20.00%
Impairment loss		(10,334,000)	0	0
Amount of notes receivable net		115,000,000
Interest rate percentage to record present value of notes receivable		6.58%
Company recorded interest income		4,500,000	4,500,000
Amortization expense exclusive of debt acquisition costs		3,400,000	3,300,000	4,300,000
Amortization of intangible assets exclusive of debt acquisition costs for 2012		3,400,000
Amortization of intangible assets exclusive of debt acquisition costs for 2013		3,300,000
Amortization of intangible assets exclusive of debt acquisition costs for 2014		3,200,000
Amortization of intangible assets exclusive of debt acquisition costs for 2015		3,000,000
Amortization of intangible assets exclusive of debt acquisition costs for 2016		2,900,000
Expense recorded in connection with intangible assets due to the decline in demand for services in the domestic land market area				92,700,000
Decommissioning Liabilities		10,000,000
Number of restored chartered vessels		2
Number of Stock options and restricted stock units excluded in the computation of diluted earnings per share		540,000	1,650,000	1,180,000
Fair value of the debt	902,500,000	1,749,800,000	902,500,000
Foreign currency gains		1,400,000	1,600,000	3,500,000
Percentage of semi annual interest to be received at Fixed Rate					6.875%
Amount of Debt at Fixed Rates		87.00%
Interest rate swap agreement for a notional amount		150,000,000			150,000,000
Variable interest rate, Adjustment		90 days
Unsecured senior notes due 2021 [Member]
Debt (Textual) [Abstract]
Unsecured senior notes, outstanding		800,000,000
Stated interest rate on unsecured senior notes		7.125%
Unsecured senior notes, due date		Dec. 15, 2021
Other long term assets as net proceeds from unsecured senior notes		$ 785,300,000
Chevron [Member]
Summary of Significant Accounting Policies (Textual) [Abstract]
Percentage of revenue from major customer				15.00%
Apache [Member]
Summary of Significant Accounting Policies (Textual) [Abstract]
Percentage of revenue from major customer				13.00%
BP [Member]
Summary of Significant Accounting Policies (Textual) [Abstract]
Percentage of revenue from major customer				11.00%
Customer relationships [Member]
Finite-Lived Intangible Assets [Line Items]
Weighted average useful lives of intangible assets		13
Trade names [Member]
Finite-Lived Intangible Assets [Line Items]
Weighted average useful lives of intangible assets		17
Non-compete agreements [Member]
Finite-Lived Intangible Assets [Line Items]
Weighted average useful lives of intangible assets		3
Debt Agreements [Member]
Finite-Lived Intangible Assets [Line Items]
Weighted average useful lives of debt acquisition		9